SELIGMAN FINANCIAL SERVICES, INC.
                                AN AFFILIATE OF

                                      JWS

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864
                      100 PARK AVENUE, NEW YORK, NY 10017

THIS REPORT IS INTENDED ONLY FOR THE INFORMATION OF SHAREHOLDERS OR THOSE WHO HAVE RECEIVED THE OFFERING PROSPECTUS COVERING SHARES OF CAPITAL STOCK OF SELIGMAN INCOME FUND, INC., WHICH CONTAINS INFORMATION ABOUT THE SALES CHARGES, MANAGEMENT FEE, AND OTHER COSTS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

                                                                     EQIN3c 9/96
--------------------------------------------------------------------------------
                              THIRD QUARTER REPORT
--------------------------------------------------------------------------------
                                    SELIGMAN
                                     INCOME
                                   FUND, INC.
--------------------------------------------------------------------------------
                               September 30, 1996

                                      JWS
--------------------------------------------------------------------------------
                                 AN INCOME FUND
                              ESTABLISHED IN 1947

================================================================================
TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

Seligman Income Fund had a modest third quarter as it slightly lagged the Lehman Brothers Aggregate Bond Index (Lehman Index) for the three months ended September 30, 1996. Year-to-date, however, the Fund significantly outpaced the Lehman Index. Specific performance information and a discussion with your Portfolio Manager about the past three months begins on page 2.

     In the third quarter of 1996, the economy continued to grow at a healthy pace with virtually no inflationary repercussions and no action from the Federal Reserve Board to alter interest rates. Reports issued in September reflected the economy's health, showing improvement in production, new home sales, wages, and spending.

     With the lowest unemployment rate since June 1990, strong personal incomes, interest rates far below their 1980s levels, and few signs of inflationary pressure, consumer confidence as measured by The Conference Board rose 25% above its January 1996 level.

     Despite the Fed's unchanging position on interest rates in the third quarter, the apprehension surrounding each Fed meeting continued to have a significant influence on the financial markets. Continuing the year's trend, the bond markets rose or fell with the release of each new economic report. On September 24, the Fed stated that it had not seen sufficient evidence of an acceleration in inflation to warrant an increase in the fed funds rate. The Fed's decision helped to stabilize the bond markets and prompted a modest decline in yields. On September 30, the 30-year Treasury bond stood at 6.92% after trading between 7.03% and 6.89% for most of the quarter. In the equity markets, July was marked by a correction, August by a recovery, and September by a series of record-breaking highs.

     Going forward, we foresee continued, albeit moderate, economic growth and a benign level of inflation. This environment of modest growth, combined with relatively stable interest rates, should be beneficial for financial markets in the months ahead. As always, there could be short-term volatility, but we remain confident in the long-term outlook.

     As we near the end of the year, we encourage you to review your overall investment portfolio. When doing so, you may wish to consult your financial advisor to discuss financial issues such as tax planning, and to ensure that you are following the best investment strategy to help you seek your financial goals.

    We welcome Mr. Rodney Collins as Co-Portfolio Manager of Seligman Income Fund, Inc. Mr. Collins has been with J. & W. Seligman & Co. Incorporated since 1992, has been a member of the Seligman Growth and Income Team since early 1995, and has five years of investment experience.

     We thank you for your continued interest in Seligman Income Fund, and look forward to serving your investment needs in the many years to come.


By order of the Board of Directors,

/s/ William C. Morris
---------------------

William C. Morris
Chairman

                                                               /s/ Brian T. Zino
                                                               -----------------

                                                                   Brian T. Zino
                                                                       President

October 30, 1996

================================================================================
INTERVIEW WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

     ----------

      [PHOTO]

     ----------
CHARLES C. SMITH, JR.

HOW DID SELIGMAN INCOME FUND PERFORM IN THE PAST THREE MONTHS?

Seligman Income Fund's performance lagged that of its competitors in the third quarter of 1996 due in part to its higher weighting in fixed-income issues and to the ongoing volatility of interest rates. Due to its blend of equity and fixed-income holdings, the Fund lagged the Standard & Poor's 500 Composite Price Index (S&P 500), but maintained a dividend yield that is almost twice that of the S&P 500. Additionally, the Fund outpaced the Lehman Brothers Aggregate Bond Index for the nine months ended September 30.

WHAT ECONOMIC FACTORS AFFECTED THE FUND IN THE QUARTER?

In the last three months, the economy's growth continued, as exhibited in strong housing and employment reports, which ignited fears of inflation and potential interest rate increases by the Federal Reserve Board. Nonetheless, the buoyancy of the economy improved corporate profits, which in turn strengthened the equity markets. In the fixed-income markets, however, the uncertainty over the future direction of the economy provoked ongoing interest rate volatility in the quarter.

WHAT MARKET EVENTS INFLUENCED THE FUND IN THE PAST THREE MONTHS?

Once again, the Fund's exposure to the equity markets proved positive as it helped offset the losses of the Fund's bond holdings. Continued strength in corporate profits led to significant increases in the equity markets, which reached new highs by September 30 despite a July correction. The Fund, therefore, had a positive quarter due to the performance of its convertible bonds, common stocks, and foreign equity securities. Conversely, the fixed-income markets endured a volatile interest rate environment caused by continued strength in the economy, and lagged the equity markets again this quarter.

WHAT WAS YOUR INVESTMENT STRATEGY?

We continued to pursue a diversified investment approach, which includes owning convertible stocks and bonds in addition to utilities and traditional fixed-income tools. This proved beneficial in the third quarter as both utilities and bonds performed poorly. Specifically, we increased our exposure to technology by purchasing select convertible bonds, such as Xilinx. Even so, the portfolio is modestly underweighted in convertibles at this time, because these securities have failed to meet our quality requirements. We will continue, however, to look for value in the convertible marketplace.

WHAT IS YOUR OUTLOOK?

If the economy slows, the Fed may reduce interest rates, which could improve the outlook for interest rate-sensitive securities. Since Seligman Income Fund is interest rate-sensitive, a reduction in interest rates would benefit its fixed-income holdings. If the economy continues to grow and inflation is ignited, however, the Fed could be pushed to increase interest rates, thereby delaying improvements in the fixed-income markets and possibly weakening prices. Regardless of future rate changes, our long-term diversification strategy should allow the Fund's equity holdings to improve overall performance.

================================================================================
SELIGMAN INCOME FUND, INC.
--------------------------------------------------------------------------------

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS*
For Periods Ended September 30, 1996
                                                                                    AVERAGE ANNUAL
                                                                   -----------------------------------------------
                                 CLASS B                                                               CLASS D
                                  SINCE                                                                 SINCE
                                INCEPTION    THREE       NINE        ONE          FIVE       10       INCEPTION
                                 4/22/96     MONTHS      MONTHS      YEAR         YEARS     YEARS      5/3/93
                                ----------  ---------  ----------   ------        -------   ------- --------------
CLASS A
With Sales Charge                   n/a      (3.41)%     (1.56)%      0.88%       9.85%        8.72%       n/a
Without Sales Charge                n/a       1.39        3.35        5.94       10.93         9.25        n/a
CLASS B
With 5% CDSL                      (2.14)%    (3.81)        n/a         n/a         n/a          n/a        n/a
Without CDSL                       2.86       1.19         n/a         n/a         n/a          n/a        n/a
CLASS D
With 1% CDSL                        n/a       0.19        1.73        4.15         n/a          n/a        n/a
Without CDSL                        n/a       1.19        2.72        5.13         n/a          n/a       6.64%
S&P 500**                          6.15+      3.09       13.50       20.33       15.23        14.95      16.99++
LEHMAN BROTHERS
   AGGREGATE BOND INDEX**          3.01+      1.85        0.61        4.90        7.46         8.50       5.77++

NET ASSET VALUE

                                SEPTEMBER 30, 1996       JUNE 30, 1996      MARCH 31, 1996      DECEMBER 31, 1995
                              -----------------------  ----------------  -------------------- --------------------
CLASS A                               $14.48                 $14.46             $14.52               $14.63
CLASS B                                14.45                  14.43              14.43+++               n/a
CLASS D                                14.45                  14.43              14.49                14.60

DIVIDEND AND CAPITAL GAIN  INFORMATION
For the Nine Months Ended  September 30, 1996
                                                                                      CAPITAL GAIN (LOSS)
                                                                             ------------------------------------
                                      DIVIDEND PAID       CAPITAL GAIN PAID      REALIZED          UNREALIZED(0)
                                   ------------------  ----------------------  ------------      ---------------
CLASS A                                   $0.54               $0.087             $(0.124)            $1.067
CLASS B                                    0.30***             0.087              (0.124)             1.067
CLASS D                                    0.45                0.087              (0.124)             1.067

----------


  * Return figures reflect any change in price per share and assume the reinvestment of dividends and capital gain distributions. Return figures for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Class A share returns reflect the effect of the 0.25% Administration, Shareholder Services and Distribution Plan after January 1, 1993, only. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales load ("CDSL"), charged only on certain redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class D shares are calculated with and without the effect of the 1% CDSL, charged only on redemptions made within one year of the date of purchase.
    The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

 ** The S&P 500 and Lehman Brothers Aggregate Bond Index are unmanaged indices that assume reinvestment of estimated dividends, and do not reflect fees and expenses. Investors may not invest directly in an index.

*** For the period April 22, 1996, to September 30, 1996.

  + From April 30, 1996.

 ++ From April 30, 1993.

+++ As of April 22, 1996.
  0 Represents the per share amount of net unrealized appreciation of portfolio securities as of September 30, 1996.

================================================================================
SELIGMAN INCOME FUND, INC.
--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES
During the Past Three Months

                                            PRINCIPAL AMOUNT
                                        ------------------------
                                                      HOLDINGS
ADDITIONS                                INCREASE      9/30/96
-----------                             -----------  -----------
U.S. GOVERNMENT
  AGENCY SECURITIES
Federal National Mortgage
  Association 71/2%, 10/1/2026         $22,000,000  $22,000,000
CORPORATE BONDS
Anixter 8%, 9/15/2003.......             5,000,000    5,000,000
Empresa Electrica Guacolda
  7.60%, 4/30/2001..........             5,000,000    5,000,000
Equitable Companies
  9%, 12/15/2004............             5,000,000    5,000,000
Federated Department Stores
  8 1/2%, 6/15/2003..........            5,000,000    5,000,000
Key Bank Oregon
  7 3/8%,, 9/15/2008.........            5,000,000    5,000,000
News America Holdings
  7.43%, 10/1/2026..........             5,000,000    5,000,000
Oryx Energy 8%, 10/15/2003..             5,000,000    5,000,000
Tele Communications
  6.275%, 9/15/2003.........             5,000,000    5,000,000
Viacom 7 3/4%, 6/1/2005......            5,000,000    5,000,000


                                            PRINCIPAL AMOUNT
                                        ------------------------
                                                      HOLDINGS
REDUCTIONS                               DECREASE      9/30/96
-----------                             -----------  -----------
U.S. GOVERNMENT AND
  GOVERNMENT AGENCY SECURITIES
Federal National Mortgage
  Association 7%, 5/1/2026..           $14,060,959         --
Federal National Mortgage
  Association 7%, 4/1/2026..             8,113,056         --
U.S. Treasury Notes 53/4%,
  10/31/2000................             4,000,000   $6,000,000

CORPORATE BONDS
Coastal 9 3/4%, 8/1/2003.....            5,000,000        --
Conseco 10 1/2%, 12/15/2004..            5,000,000        --
Empresa Electrica Pehuenche
  7.30%, 5/1/2003...........             5,000,000        --
Oryx Energy 10%, 4/1/2001...             5,000,000        --
Tosco 7 5/8%, 5/15/2006......            5,000,000        --
Viacom 6 3/4%, 1/15/2003.....            5,000,000        --

Asset-Backed Securities
Money Store Home Equity Trust
  1996-B 7.55%, 7/15/2002...             5,000,000        --


Largest portfolio changes from the previous quarter to the current quarter are based on cost of purchases and proceeds from sales of securities.


MAJOR PORTFOLIO HOLDINGS
At September 30, 1996


SECURITY                                      VALUE
----------                                   -------
Federal National Mortgage Association
  7 1/2%, 10/1/2026......................  $21,759,386
Carlton Communications 7 1/2%, 8/14/2007.    7,020,364
U.S. Treasury Notes 5 3/4%, 10/31/2000...    5,855,622
General Signal 5 3/4%, 6/1/2002..........    5,568,750
Equitable Companies 9%, 12/15/2004......     5,510,150
Time Warner 9 1/8%, 1/15/2013............    5,304,070
United Companies Financial
  9.35%, 11/1/1999 .....................     5,252,305
AEGON N.V. 8%, 8/15/2006................     5,231,175
Continental Cablevision 8.30%, 5/15/2006     5,185,250
Capital One Bank 8 1/8%, 3/1/2000........    5,161,865


PORTFOLIO COMPOSITION
At September 30, 1996

[The following table represents a pie chart in the printed piece.]

Corporate Bonds ...................................  28.4%
Common Stocks .....................................  20.7%
Convertible Bonds .................................  20.4%
Convertible Preferred Stocks ......................  16.0%
U.S. Government and Government Agency Securities ..  11.7%
Asset-Backed Securities ...........................   2.3%
Short-Term Holdings and Other .....................   0.5%

================================================================================
PORTFOLIO OF INVESTMENTS (unaudited)                          September 30, 1996
--------------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT           VALUE
                                                ------           -----
U.S. GOVERNMENT AND GOVERNMENT
AGENCY SECURITIES  11.7%
U.S. Treasury Notes
   5 3/4%, 10/31/2000.........              $  6,000,000  $    5,855,622
MORTGAGE-BACKED SECURITIES:++
Federal National Mortgage
   Association 7 1/2%, 10/1/2026              22,000,000      21,759,386
Government National Mortgage
   Association Obligations:
   7 1/2%, with various maturities
   from 1/15/2023 to 12/15/2024                8,546,603       8,453,129
   10%, with various maturities
   from 1/15/2018 to 8/15/2021                 7,617,512       8,322,132
                                                          --------------
TOTAL U.S. GOVERNMENT
   AND GOVERNMENT
   AGENCY SECURITIES
  (Cost $43,685,952) ........                                 44,390,269
                                                          --------------

CORPORATE BONDS  28.4%

BANKING AND FINANCE  11.8%
Alco Capital 5.435%, 2/22/1999                 5,000,000       4,865,300
American Savings Bank
   6 5/8%, 2/15/2006+.........                 5,000,000       4,689,400
CAF 7 3/8%, 7/21/2000.........                 5,000,000       5,011,460
Capital One Bank 8 1/8%, 3/1/2000              5,000,000       5,161,865
First USA Bank 5.85%, 2/22/2001                5,000,000       4,759,900
Franchise Finance 7%, 11/30/2000               5,000,000       4,925,675
Key Bank Oregon 7 3/8%, 9/15/2008              5,000,000       4,966,500
Midland Bank 7.65%, 5/1/2025.                  5,000,000       5,134,395
United Companies Financial
   9.35%, 11/1/1999..........                  5,000,000       5,252,305
                                                          --------------
                                                              44,766,800
                                                          --------------

CABLE SYSTEMS  1.4%
Continental Cablevision
   8.30%, 5/15/2006..........                  5,000,000       5,185,250
                                                          --------------

ELECTRIC UTILITIES  1.3%
Empresa Electrica Guacolda
   7.60%, 4/30/2001+.........                  5,000,000       5,010,950
                                                          --------------

ENERGY  1.3%
Oryx Energy 8%, 10/15/2003...                  5,000,000       4,957,755
                                                          --------------

INSURANCE  2.8%
AEGON N.V. 8%, 8/15/2006.....                  5,000,000       5,231,175
Equitable Companies
   9%, 12/15/2004............                  5,000,000       5,510,150
                                                          --------------
                                                              10,741,325
                                                          --------------

MACHINERY  1.3%
Anixter 8%, 9/15/2003........                   5,000,000      5,018,100
                                                          --------------

MEDIA  4.0%
News America Holdings
   7.43%, 10/1/2026..........                   5,000,000      4,986,050
Time Warner 9 1/8%, 1/15/2013.                  5,000,000      5,304,070
Viacom 7 3/4%, 6/1/2005.......                  5,000,000      4,809,390
                                                          --------------
                                                              15,099,510
                                                          --------------
RETAILING  1.4%
Federated Department Stores
   8 1/2%, 6/15/2003..........                  5,000,000      5,100,425
                                                          --------------
TECHNOLOGY  1.0%
Solectron 7 3/8%, 3/1/2006+...                  4,000,000      3,859,320
                                                          --------------
TELECOMMUNICATIONS  2.1%
Compania de Telecomunicaciones
   de Chile 7 5/8%, 7/15/2006.                  3,000,000      3,031,380
Tele Communications 6.275%,
   9/15/2003.................                   5,000,000      5,000,000
                                                          --------------
                                                               8,031,380
                                                          --------------
TOTAL CORPORATE BONDS
  (Cost $107,950,663) .......                                107,770,815
                                                          --------------

CONVERTIBLE BONDS  20.4%

CONSUMER GOODS
   AND SERVICES  0.5%
Bell Sports 4 1/4%, 11/15/2000                  2,500,000      1,909,375
                                                          --------------
DIVERSIFIED  0.6%
MascoTech 4 1/2%, 12/15/2003..                  2,750,000      2,110,625
                                                          --------------
DRUGS AND HEALTH
   CARE  1.0%
Ciba-Geigy 6 1/4%, 3/15/2016.                   2,000,000      2,035,000
Greenery Rehabilitation Group
   8 3/4%, 4/1/2015..........                   2,000,000      1,715,000
                                                          --------------
                                                               3,750,000
                                                          --------------
ELECTRONICS  0.4%
Park Electrochemical
   5 1/2%, 3/1/2006..........                   2,000,000      1,647,500
                                                          --------------

ENERGY  1.7%
Apache 6%, 1/15/2002+........                   3,000,000      3,390,000
Santa Fe Pipelines
   11.162%, 8/15/2010........                   2,500,000      3,062,500
                                                          --------------
                                                               6,452,500
                                                          --------------

ENVIRONMENTAL SERVICES  1.5%
Molten Metals 5 1/2%, 5/1/2006+                 3,000,000      3,045,000
OHM 8%, 10/1/2006............                   3,000,000      2,703,750
                                                          --------------
                                                               5,748,750
                                                          --------------

----------
See footnotes on page 7.

================================================================================
PORTFOLIO OF INVESTMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                              PRIN. AMT.
                                              OR SHARES          VALUE
                                              ----------         -----
INSURANCE 1.9%
Leucadia National 5 1/4%, 2/1/2003            $ 3,000,000  $   3,033,750
LibLife International
   6 1/2%, 9/30/2004..........                    750,000        980,625
Trenwick Group 6%, 12/15/1999                   3,000,000      3,345,000
                                                          --------------
                                                               7,359,375
                                                          --------------
MACHINERY  1.0%
Cooper Industries 7.05%, 1/1/2015               2,724,000      2,969,160
Teco Electric and Machinery
   2 3/4%, 4/15/2004..........                  1,000,000        780,000
                                                          --------------
                                                               3,749,160
                                                          --------------
MEDIA  1.9%
Carlton Communications
   7 1/2%, 8/14/2007..........                  2,600,000      7,020,364
                                                          --------------
RETAILING  1.7%
CML Group 5 1/2%, 1/15/2003+..                  2,000,000      1,380,000
Price Co. 6 3/4%, 3/1/2001....                  3,000,000      3,165,000
Proffitts 4 3/4%, 11/1/2003...                  2,000,000      2,065,000
                                                          --------------
                                                               6,610,000
                                                          --------------
TECHNOLOGY  3.8%
Bay Networks 5 1/4%, 5/15/2003+                 2,000,000      1,910,000
BroadBand Technologies
   5%, 5/15/2001+............                   4,000,000      3,280,000
Conner Peripherals
   6 1/2%, 3/1/2002...........                  3,000,000      3,427,500
Cray Research 6 1/8%, 2/1/2011                  1,500,000      1,160,625
Data General 7 3/4%, 6/1/2001.                  2,000,000      1,990,000
Evans & Sutherland
   Computer 6%, 3/1/2012.....                   2,000,000      1,745,000
Xilinx 5 1/4%, 11/1/2002+.....                  1,000,000        970,000
                                                          --------------
                                                              14,483,125
                                                          --------------
TELECOMMUNICATIONS  0.3%
Network Equipment
   7 1/4%, 5/15/2014..........                  1,470,000      1,242,150
                                                          --------------
TRANSPORTATION  2.1%
Airborne Freight 6 3/4%, 8/15/2001              1,750,000      1,715,000
British Airways 9 3/4%, 6/15/2005                 700,000(0)   2,368,417
Builders Transport 8%, 8/15/2005              $ 3,000,000      2,520,000
Nippon Yusen 2%, 9/29/2000...                 115,000,000**    1,181,447
                                                          --------------
                                                               7,784,864
                                                          --------------
MISCELLANEOUS  2.0%
General Signal  5 3/4%, 6/1/2002              $ 5,000,000      5,568,750
TriMas 5%, 8/1/2003..........                   2,000,000      2,210,000
                                                          --------------
                                                               7,778,750
                                                          --------------
TOTAL CONVERTIBLE BONDS
  (Cost $70,383,723) ........                                 77,646,538
                                                          --------------

CONVERTIBLE PREFERRED STOCKS  16.0%

COMPUTER AND
   BUSINESS SERVICES  1.2%
Ceridian 5 1/2%...............                     40,000shs.  4,370,000
                                                          --------------


                                                 SHARES          VALUE
                                                 -------         -----
CONSUMER GOODS
   AND SERVICES  0.7%
RJR Nabisco Holdings $0.6012.                     500,000    $ 2,687,500
                                                          --------------
ENERGY  2.7%
Snyder Oil (Class A) 6%......                     150,000      3,000,000
Unocal $3.50+................                      55,800      2,992,275
Williams Cos. $3.50..........                      50,000      4,143,750
WRT Energy 9%*...............                      40,000         80,000
                                                          --------------
                                                              10,216,025
                                                          --------------
ENVIRONMENTAL
   SERVICES   0.8%
Browning-Ferris Industries 7 1/4%                 100,000      2,850,000
                                                          --------------
INSURANCE  4.4%
Ahmanson (H.F.) (Series D) 6%                      50,000      3,075,000
Alexander & Alexander
   (Series A) $3.625+........                      65,000      3,014,375
American General (Series A) $3.00                  50,000      2,643,750
FSA 7 5/8%....................                    137,500      3,901,563
St. Paul Capital 6%..........                      75,000      4,031,250
                                                          --------------
                                                              16,665,938
                                                          --------------
PAPER  1.0%
International Paper 5 1/4%+...                     80,000      3,840,000
                                                          --------------
RETAILING  1.2%
Kmart Financing 7 3/4%........                     75,000      3,665,625
Venture Stores $3.25.........                      40,000        960,000
                                                          --------------
                                                               4,625,625
                                                          --------------
STEEL  0.7%
U.S. Steel $3.25.............                      60,000      2,587,500
                                                          --------------
TRANSPORTATION  2.1%
GATX $3.875..................                      50,000      2,850,000
Interpool 5 3/4%..............                     20,000      1,997,500
Sea Containers $4.00.........                      70,000      3,307,500
                                                          --------------
                                                               8,155,000
                                                          --------------
UTILITIES/
   TELECOMMUNICATIONS  0.3%
Mobile Telecommunication
    Technologies $2.25+......                      50,000      1,193,750
                                                          --------------
MISCELLANEOUS  0.9%
Corning (Delaware) 6%........                      60,000      3,390,000
                                                          --------------
TOTAL CONVERTIBLE
   PREFERRED STOCKS
  (Cost $57,934,577).........                                 60,581,338
                                                          --------------

----------
See footnotes on page 7.

================================================================================
                                                              September 30, 1996
--------------------------------------------------------------------------------
                                                 SHARES          VALUE
                                                 -------         -----
COMMON STOCKS  20.7%

BANKING AND FINANCE  5.1%
Banco de Santander...........                      52,732    $ 2,741,883
Citicorp.....................                      44,999      4,078,034
Grupo Financiera Banamex
   Accival (Class B).........                     443,000        960,949
HSBC Holdings................                      70,000      1,298,978
ING Groep....................                      81,433      2,542,549
National Australia Bank (ADRs)                     60,000      3,172,500
National City................                      95,352      4,016,661
Societe Generale.............                       6,360        703,273
                                                          --------------
                                                              19,514,827
                                                          --------------
CHEMICALS  0.5%
Bayer........................                      57,000      2,082,717
                                                          --------------
CONSUMER GOODS AND
   SERVICES  1.8%
Allied-Domecq................                     140,000        984,230
B.A.T. Industries............                     200,000      1,332,453
Christian Dior-ABSA..........                       7,570        885,449
Wendy's International........                     162,601      3,495,922
                                                          --------------
                                                               6,698,054
                                                          --------------
ELECTRIC UTILITIES  4.7%
Central & South West.........                      60,100      1,562,600
Central Costanera (ADRs)+....                      14,000        448,000
CINergy......................                     102,300      3,158,513
Empresa Nacionale de
   Electricidad (ADRs).......                      25,000      1,484,375
Entergy......................                     100,000      2,700,000
FPL Group....................                     100,000      4,325,000
Hong Kong Electric...........                     800,000      2,586,319
VEBA.........................                      30,000      1,572,248
                                                          --------------
                                                              17,837,055
                                                          --------------
ENERGY  2.6%
Atlantic Richfield...........                      20,000      2,550,000
BP Prudhoe Bay Royalty Trust.                      80,000      1,370,000
Shell Transport and Trading (ADRs)                 50,000      4,637,500
Total SA (Class B)...........                      15,396      1,211,990
                                                          --------------
                                                               9,769,490
                                                          --------------
INSURANCE  1.0%
AXA..........................                       9,736        583,353
GCR Holdings.................                      57,000      1,382,250
Irish Life...................                     430,000      1,726,944
                                                          --------------
                                                               3,692,547
                                                          --------------
RETAILING  0.9%
Tesco........................                     287,400      1,365,740
TJX Companies................                      57,831      2,074,687
                                                          --------------
                                                               3,440,427
                                                          --------------
STEEL  0.1%
Pohang Iron & Steel (ADRs)...                      15,000        320,625
                                                          --------------


                                              PRIN. AMT.
                                              OR SHARES            VALUE
                                              ----------           -----

UTILITIES/
   TELECOMMUNICATIONS  3.9%
Alcatel Alsthom..............                      15,000      $  1,265,057
British Telecommunications (ADRs)                  30,000         1,676,250
GTE..........................                     100,000         3,850,000
NYNEX........................                      50,000         2,175,000
Tele Danmark (ADSs)..........                      50,000         1,181,250
Telecom Italia-Di Risp.......                     439,000           808,456
U.S. West....................                      50,000         1,487,500
WorldCom*....................                     105,069         2,258,984
                                                               ------------
                                                                 14,702,497
                                                               ------------
MISCELLANEOUS  0.1%
Pacific Dunlop...............                     275,000           570,096
                                                               ------------
OTHER .......................                                       148,000
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $61,263,592) ........                                    78,776,335
                                                               ------------
ASSET-BACKED SECURITIES++  2.3%

FINANCE  2.3%
Advanta Mortgage Loan
   Trust 1996-2 7.44%, 8/25/2018               $5,000,000         5,017,850
Money Store Home
   Equity Trust 1996-C
   7.40%, 6/15/2021..........                   3,763,000         3,781,815
                                                               ------------
TOTAL ASSET-BACKED
SECURITIES
  (Cost $8,760,455) .........                                     8,799,665
                                                               ------------
SHORT-TERM HOLDINGS  1.0%
(Cost $3,700,000) ...........                                     3,700,000
                                                               ------------
TOTAL INVESTMENTS  100.5%
  (Cost $353,678,962) .......                                   381,664,960

OTHER ASSETS LESS
   LIABILITIES  (0.5)% .............                             (1,891,884)
                                                               ------------
NET ASSETS 100.0% ...........                                  $379,773,076
                                                               ============
----------
 * Non-income producing security.
** Principal amount reported in Japanese yen.
 + Rule 144A security.
++ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these instruments.
(0)Principal amount reported in British pounds.
Note: Investments in U.S. Government securities, bonds, and stocks are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.


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